Related-Party Transactions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Reinsured risk, percentage		25.00%	25.00%
Affiliated Entity | Advanced Commission Payment | State Farm
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 20.0
Affiliated Entity | Reinsurance Agreement
Related Party Transaction [Line Items]
Reinsured risk, percentage	60.00%	60.00%	50.00%
Hagerty, Inc. | Affiliated Entity | Markel
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest		23.40%
Hagerty, Inc. | Affiliated Entity | State Farm
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest		15.00%